SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Income tax payable	$ 326,389	$ 1,188,274
Service tax payable	495,156	215,854
Less: Tax prepaid	(482,195)
Total	$ 339,350	$ 1,404,128